FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 29, 2011

Filed Via EDGAR (CIK #0000876441)

Securities and Exchange Commission

Judiciary Plaza

100 F Street NE

Washington DC. 20549

RE:       FRANKLIN TEMPLETON INTERNATIONAL TRUST (Registrant)

(Franklin Templeton Global Allocation Fund)

File Nos. 033-41340 and 811-06336

Ladies/Gentlemen:

On behalf of Franklin Templeton Global Allocation Fund, a series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing is being made in order to file the forms of investment management agreement, subadvisory agreements, and distribution plans, as well as the legal opinion regarding the legality of the securities being registered, and to address the few remaining comments received from the SEC staff in connection with the staff’s review of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 27, 2011 pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended.

As Senior Associate General Counsel, I have reviewed the Amendment. Based upon such review, I have determined, and hereby represent accordingly, that said Amendment does not contain disclosures which would render it ineligible to become effective automatically pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  The Amendment will become effective on August 1, 2011.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5824 or the address shown above.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST

/s/ David P. Goss

David P. Goss

Senior Associate General Counsel

DPG/ksa

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